Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of transactions with related parties
	Year ended on December 31,
	2021	2020	2019
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company*	1,241	629	389
Compensation to directors **	733	1,115	326

Directors’ and Officers’ insurance	788	405	158
Consultant services (see 4g and 4e below)	-	208	404
Interest and discount amortizations of loans from Jeffs’ Brands related parties ***	172	-	-
Finance expense on Screenz payable balance (see note 3D)	169	-	-
Eventer sales and marketing expenses to Keshet (see note 6 and note 3D)	279	-	-
Eventer revenues from related parties	23	-	-
Eventer general and administrative expenses to Screenz	13	-	-

Schedule of compensation to key management personnel
	Year ended on December 31,
	2021		2020		2019
	USD in thousands
For employment services:
Payroll and other short-term benefits	657	*	440	**	328	***
Share based payments	584		189		61
	1,241		629		389

Schedule of current assets
	December 31,	December 31,
	2021	2020
	USD in thousands

Related party prepaid expense - media Space from Keshet (a related party of Eventer)	981	-
Other receivables (related party of Eventer)	18	-
	999	-

Schedule of non current assets
	December 31,	December 31,
	2021	2020
	USD in thousands

Short term loan to a related party (loan from Medigus to Gix)	1,265	-
	1,265	-

Schedule of current liabilities
	December 31,	December 31,
	2021	2020
	USD in thousands

Compensation to key management personnel	270	139
Current liabilities of Jeffs’ Brands to related parties	177	-
Other accrued expenses to related parties of Eventer	169	-
	616	139

Schedule of balances with related parties
	December 31,
	2021	2020
	USD in thousands
Current liabilities, presented in the consolidated statements of financial position among “accrued expenses and other liabilities”:
Directors’ fee	183	33
Consultant services	-	91
Payroll, provision for bonus and for termination of employment	87	15
	270	139

Schedule of loans
	December 31,	December 31,
	2021	2020
	USD in thousands

Current portion of long-term payable - Screenz cross media Ltd (a related party of Eventer). See note 3D.	506	-
Long-term payable - Screenz cross media Ltd (a related party of Eventer). See note 3D	711	-
Short term loans of Jeffs’ Brands from related parties (*)	111	-
Long term loans of Jeffs’ Brands from related parties (**)	689	-